Balance Sheet Components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2021	2020
Credit card processing reserve	$7,763	$5,854
Prepaid expenses	5,932	3,772
Other current assets	913	865
Prepaid expenses and other current assets	$14,608	$10,491

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Credit card processing reserve	$5,854	$2,650
Prepaid expenses	3,772	2,460
Other current assets	865	4,354
Prepaid expenses and other current assets	$10,491	$9,464

Schedule of Property and Equipment

	June 30,	December 31,
	2021	2020
Capitalized internal-use software	$6,569	$6,167
Computer equipment and servers	866	631
Furniture and fixtures	184	184
Leasehold improvements	114	114
Construction in progress	1,908	1,037
Total property and equipment	9,641	8,133
Accumulated depreciation and amortization	(3,940)	(2,841)
Property and equipment, net	$5,701	$5,292

The following table presents the estimated useful lives of the Company’s property and equipment:

Property and Equipment	Useful Life
Computer equipment and servers	3 years
Capitalized internal-use software	3 years
Office equipment and other	5 years
Leased equipment and leasehold improvements	Lesser of estimated useful life or
remaining lease term

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Capitalized internal-use software	$6,167	$3,554
Computer equipment and servers	631	458
Furniture and fixtures	184	238
Leasehold improvements	114	143
Construction in progress	1,037	519
Total property and equipment	8,133	4,912
Accumulated depreciation and amortization	(2,841)	(1,264)
Property and equipment, net	$5,292	$3,648

Schedule of Other Current Liabilities

	June 30,	December 31,
	2021	2020
Accrued sales and marketing expenses	$14,275	$7,204
Accrued compensation	9,496	3,825
End-user liability, net	4,131	2,789
Accrued developer revenue share	1,378	907
Other accrued expenses	6,251	4,893
Other current liabilities	$35,531	$19,618

Other current liabilities consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued sales and marketing expenses	$7,204	$1,630
Accrued compensation	3,825	2,531
End-user liability, net	2,789	1,418
Accrued developer revenue share	907	540
Other accrued expenses	4,893	1,418
Other current liabilities	$19,618	$7,537